Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	TXTM
Entity Registrant Name	PROTEXT MOBILITY, INC.
Entity Central Index Key	0001163573
Entity Filer Category	Smaller Reporting Company